Nature of Operations (Details)	12 Months Ended
Sep. 30, 2023
Nature of Operations [Line Items]
Reverse stock split ratio, description	On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans.